WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	ARGENTINA — 3.0%
511,122	MercadoLibre, Inc.*	$801,797,081
	AUSTRALIA — 3.3%
4,146,785	CSL Ltd.	882,796,573
	BRAZIL — 1.6%
107,770,800	Magazine Luiza S.A.	426,257,796
	CANADA — 10.1%
13,334,687	Canadian Pacific Railway Ltd.	991,033,938
1,998,014	Lululemon Athletica, Inc.*	799,545,262
635,854	Shopify, Inc.*	953,736,490
		2,744,315,690
	CHINA — 5.5%
24,306,130	Shenzhou International Group Holdings Ltd.	539,429,254
4,918,730	Tencent Holdings Ltd.	296,637,611
43,277,874	Wuxi Biologics Cayman, Inc.*	661,032,881
		1,497,099,746
	DENMARK — 3.9%
4,329,274	DSV PANALPINA A/S	1,055,325,259
	FRANCE — 6.4%
1,487,304	LVMH Moet Hennessy Louis Vuitton S.E.	1,190,825,385
2,403,687	Pernod Ricard S.A.	530,505,412
		1,721,330,797
	HONG KONG — 3.2%
72,059,800	AIA Group Ltd.	862,244,578
	INDIA — 2.5%
9,776,583	HDFC Bank Ltd. - ADR	689,933,462
	IRELAND — 10.3%
2,549,178	Accenture PLC - Class A	809,822,867
1,909,827	Aon PLC - Class A	496,612,315
20,255,938	Experian PLC	891,813,144
2,456,234	ICON PLC*	597,528,045
		2,795,776,371

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 2.7%
3,320,905	Ferrari N.V.	$723,745,351
	JAPAN — 5.3%
1,395,233	Keyence Corp.	777,148,955
3,457,800	Lasertec Corp.	649,138,813
		1,426,287,768
	NETHERLANDS — 6.3%
237,256	Adyen N.V.*	642,970,374
1,367,256	ASML Holding N.V.	1,048,329,865
		1,691,300,239
	SPAIN — 2.0%
8,370,304	Amadeus IT Group S.A.*	548,926,125
	SWEDEN — 5.0%
11,006,888	Atlas Copco A.B. - A Shares	745,442,014
3,426,109	Evolution A.B.	596,143,842
		1,341,585,856
	SWITZERLAND — 13.9%
9,245,433	Alcon, Inc.	673,021,392
995,081	Lonza Group A.G.	774,753,216
505,455	Mettler-Toledo International, Inc.*	744,894,088
5,339,819	Nestle S.A.	676,142,276
2,487,823	Sika A.G.	876,338,467
		3,745,149,439
	TAIWAN — 3.9%
9,054,083	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,056,068,241
	UNITED STATES — 8.5%
1,186,657	EPAM Systems, Inc.*	664,290,589
3,801,430	ResMed, Inc.	1,033,228,674
2,801,239	STERIS PLC	610,530,040
		2,308,049,303
	TOTAL COMMON STOCKS
	(Cost $16,150,764,154)	26,317,989,675

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.9%
$776,127,272	UMB Money Market II Special, 0.01%[1]	$776,127,272
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $776,127,272)	776,127,272
	TOTAL INVESTMENTS — 100.3%
	(Cost $16,926,891,426)	27,094,116,947
	Liabilities in Excess of Other Assets — (0.3)%	(73,939,891)
	TOTAL NET ASSETS — 100.0%	$27,020,177,056

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.